Restructuring	6 Months Ended
Jun. 30, 2022
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the six months ended June 30, 2022, a restructuring charge of $26.7 million was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve employee utilization and an office consolidation program to optimize the Company's office footprint.

	Six Months Ended
	June 30, 2022	June 30, 2021
	(in thousands)
Restructuring charges	$26,693	$—
Net charge	$26,693	$—

At June 30, 2022, a total liability of $6.7 million was recorded on the Consolidated Balance Sheet relating to restructuring activities. The total liability included $5.1 million of facilities related liabilities of which $2.2 million is included within other liabilities and $2.9 million is included within non-current other liabilities. The remaining provision of $1.6 million relates to workforce reduction and is included within other liabilities.

	Six Months Ended	Year ended
	June 30, 2022	December 31, 2021
	(in thousands)

Opening provision	$10,311	$4,676
Additional provisions	2,551	11,272
Utilization	(6,151)	(5,637)
Ending provision	$6,711	$10,311